Taxes Payable	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Taxes Payable
13.
Taxes Payable

Taxes payable consisted of the following:

	As of December 31,
	2024	2025
	(in US$ thousands)
Individual income tax withholding	$1,332	$612
VAT payable	742	56
Other taxes payable	78	28
Corporate income taxes payable	58	—
Taxes payable	$2,210	$696